BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts Receivable, Net

	As of
(In thousands)	January 3, 2021	December 29, 2019
Accounts receivable, gross(1)	$80,829	$153,633
Less: allowance for doubtful accounts	(3,768)	(2,767)
Less: allowance for sales returns	(359)	(501)
Accounts receivable, net	$76,702	$150,365
(1)In December 2018 and May 2019, certain subsidiaries entered into factoring arrangements with two separate third-party factor agencies related to our accounts receivable from customers in Europe. As a result of these factoring arrangements, title of certain accounts receivable balances was transferred to third-party vendors, and both arrangements were accounted for as a sale of financial assets given effective control over these financial assets has been surrendered. As a result, these financial assets have been excluded from our Consolidated and Combined Balance Sheets. In connection with the factoring arrangements, we sold accounts receivable invoices amounting to $249.0 million and $119.4 million in fiscal years 2020 and 2019, respectively. As of January 3, 2021 and December 29, 2019, total uncollected accounts receivable from end customers under both arrangements were $34.1 million and $11.6 million, respectively.

(In thousands)	Balance at Beginning of Period	Charges (Releases) to Expense	Deductions	Balance at End of Period
Allowance for doubtful accounts
Year ended January 3, 2021	$2,767	$2,548	$(1,547)	$3,768
Year ended December 29, 2019	4,250	353	(1,836)	2,767

Allowance for sales returns
Year ended January 3, 2021	$501	$(142)	$—	$359
Year ended December 29, 2019	604	(103)	—	501

Schedule of Inventory, Current	Inventories

	As of
(In thousands)	January 3, 2021	December 29, 2019
Raw materials	$25,100	$18,864
Work-in-process	61,059	62,045
Finished goods	83,081	113,943
Inventories	$169,240	$194,852

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
Prepaid Expenses and Other Current Assets

	As of
(In thousands)	January 3, 2021	December 29, 2019
VAT receivables, current portion	$2,971	$4,997
Derivative financial instruments	1,997	1,002
Other receivables	22,447	23,835
Deferred issuance cost (Note 11)	9,228	—
Other prepaid expenses and other current assets	12,827	8,535
Prepaid expenses and other current assets	$49,470	$38,369

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 3
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of January 3, 2021
Trademarks and purchased technology	$1,815	$(1,359)	$456

As of December 29, 2019
Trademarks and purchased technology	$36,527	$(31,435)	$5,092

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of January 3, 2021, the estimated future amortization expense related to definite-lived intangible assets is as follows:

(In thousands)
Fiscal Year
2021	253
2022	132
2023	43
2024	14
2025	8
Thereafter	6
Total future amortization expense	456

Property, Plant and Equipment

Useful Lives in Years
Buildings	20 to 30
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 15
Computer equipment	2 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	January 3, 2021	December 29, 2019
Manufacturing equipment	$123,453	$131,332
Land and buildings	137,975	137,723
Leasehold improvements	82,091	99,165
Solar power systems	1,382	1,326
Computer equipment	34,811	30,039
Furniture and fixtures	1,303	2,662
Construction-in-process	24,626	12,500
Property, plant and equipment, gross	405,641	414,747
Less: accumulated depreciation	(158,733)	(133,547)
Property, plant and equipment, net	$246,908	$281,200

Schedule of Other Assets
Other Long-term Assets

	As of
(In thousands)	January 3, 2021	December 29, 2019
Equity investments without readily determinable fair value (Note 10)	$4,000	$7,860
Equity method investments (Note 10)	25,707	26,533
Prepaid Forward (Note 11)	66,718	—
Prepayment for capital expenditure	7,271	1,170
Deferred tax assets (Note 13)	9,620	8,927
Other	9,758	8,560
Other long-term assets	$123,074	$53,050

Schedule of Accrued Liabilities
Accrued Liabilities

	As of
(In thousands)	January 3, 2021	December 29, 2019
Employee compensation and employee benefits	$12,178	$19,547
Short-term warranty reserves(1)	9,548	10,111
Restructuring reserve	—	515
Accrued interest payable	6,185	133
Other payables to SunPower (Note 3)	7,942	—
VAT payables	9,341	6,390
Derivative financial instruments	2,971	1,962
Legal expenses	3,450	5,265
Taxes payable	18,112	13,826
Liability due to supply agreement	—	28,031
Other	7,580	6,790
Accrued liabilities	$77,307	$92,570
(1)Included in the warranty reserve is the short-term system warranty reserve of $3.3 million as of January 3, 2021 relating to SunPower’s business which is indemnified by SunPower under the Separation and
Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Prepaid expense and other current assets” on the Consolidated and Combined Balance Sheets.
Other Noncurrent Liabilities
Other Long-term Liabilities

	As of
(In thousands)	January 3, 2021	December 29, 2019
Long-term warranty reserves(1)	$26,955	$26,954
Unrecognized tax benefits	18,063	12,849
Long-term security deposit payable	2,148	2,728
Long-term pension liability	2,992	3,003
Deferred tax liabilities (Note 13)	—	337
Other	1,594	655
Other long-term liabilities	$51,752	$46,526
(1)Included in the warranty reserve is the long-term system warranty reserve of $2.0 million as of January 3, 2021 relating to SunPower’s business which is indemnified by SunPower under the Separation and Distribution Agreement and accordingly, the Company has recorded the corresponding receivables under “Prepaid expense and other current assets” on the Consolidated and Combined Balance Sheets.

Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss

	As of
(In thousands)	January 3, 2021	December 29, 2019
Cumulative translation adjustment	$(13,280)	$(9,462)
Unrecognized gain on long-term pension liability adjustment	3,365	3,102
Net unrealized loss on derivative instruments	(476)	(1,258)
Accumulated other comprehensive loss	$(10,391)	$(7,618)